Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 85% - Fidelity Asset Manager 85%	Nov. 29, 2023
Bar Chart Table:
Annual Return 2013	25.16%
Annual Return 2014	5.90%
Annual Return 2015	(0.58%)
Annual Return 2016	7.38%
Annual Return 2017	22.27%
Annual Return 2018	(9.22%)
Annual Return 2019	26.29%
Annual Return 2020	19.36%
Annual Return 2021	17.10%
Annual Return 2022	(18.61%)